Improvements to concession assets - net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about service concession arrangements [abstract]
Summary of Improvements to Concession Assets

As of December 31, 2023, 2024 and 2025, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2023		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2023
Investment:
Improvements to concession assets	Ps.	22,105,909	Ps.	3,466,108	Ps.	(45,609)	Ps.	1,474,633	Ps.	(497,455)	Ps.	26,503,586
Construction in-progress		6,568,212		7,311,966		—		(1,474,633)		(35,647)		12,369,898
Total investment		28,674,121		10,778,074		(45,609)		—		(533,102)		38,873,484
Accumulated amortization		(8,413,628)		(1,578,061)		10,496		—		104,953		(9,876,240)
Net amounts	Ps.	20,260,493	Ps.	9,200,013	Ps.	(35,113)	Ps.	—	Ps.	(428,149)	Ps.	28,997,244

	Balance as of January 1, 2024		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2024
Investment:
Improvements to concession assets	Ps.	26,503,586	Ps.	1,662,838	Ps.	(45,073)	Ps.	7,522,852	Ps.	803,410	Ps.	36,447,613
Construction in-progress		12,369,898		6,917,645		—		(7,522,852)		128,671		11,893,362
Total investment		38,873,484		8,580,483		(45,073)		—		932,081		48,340,975
Accumulated amortization		(9,876,240)		(1,533,638)		35,443		—		(354,224)		(11,728,659)
Net amounts	Ps.	28,997,244	Ps.	7,046,845	Ps.	(9,630)	Ps.	—	Ps.	577,857	Ps.	36,612,316

	Balance as of January 1, 2025		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2025
Investment:
Improvements to concession assets	Ps.	36,447,613	Ps.	2,609,074	Ps.	(8,624)	Ps.	4,416,253	Ps.	(472,567)	Ps.	42,991,749
Construction in-progress		11,893,362		7,145,566		—		(4,416,253)		(153,501)		14,469,174
Total investment		48,340,975		9,754,640		(8,624)		-		(626,068)		57,460,923
Accumulated amortization		(11,728,659)		(1,715,996)		3,701		—		260,304		(13,180,650)
Net amounts	Ps.	36,612,316	Ps.	8,038,644	Ps.	(4,923)	Ps.	-	Ps.	(365,764)	Ps.	44,280,273

Summary of the Net Amounts of Improvements to Concession Assets

As of December 31, 2023, 2024 and 2025, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2023		December 31, 2024		December 31, 2025
Net amounts:
Improvements to concession assets	Ps.	16,627,346	Ps.	24,718,954	Ps.	29,811,099
Construction in-progress		12,369,898		11,893,362		14,469,174
Total amounts	Ps.	28,997,244	Ps.	36,612,316	Ps.	44,280,273